CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				6 Months Ended		8 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2019
General and administrative expenses	$ 556,336		$ 125,790		$ 1,788,570	$ 285,496	$ 137,154		$ 998,232
Loss from operations	(556,336)		(125,790)		(1,788,570)	(285,496)	(137,154)		(998,232)
Investment income on Trust Account	172,430		2,483,194		1,582,458	4,944,828	2,048,296		8,972,545
Net income (loss)	$ (383,906)	$ 177,794	$ 2,357,404	$ 2,301,928	$ (206,112)	$ 4,659,332	$ 1,911,142	$ 1,911,142	$ 7,974,313
Class A Ordinary shares
Weighted average shares outstanding (in shares)	44,000,000		44,000,000		44,000,000	44,000,000	44,000,000		44,000,000
Basic and diluted net loss per share (in dollars per share)	$ 0.00		$ 0.06		$ 0.04	$ 0.11	$ 0.05		$ 0.20
Class B Ordinary Shares
Weighted average shares outstanding (in shares)	11,875,000		11,875,000		11,875,000	11,875,000	11,875,000		11,875,000
Basic and diluted net loss per share (in dollars per share)	$ (0.05)		$ (0.01)		$ (0.15)	$ (0.02)	$ (0.01)		$ (0.08)